Loans and borrowings - Summary of Convertible Notes Disclosure (Details) - USD ($) $ / shares in Units, $ in Millions		7 Months Ended
	Jun. 10, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued (in shares)	1,500,000
Convertible notes issued, par value (in USD per share)	$ 1,000
Reconciliation Of Convertible Instruments [Abstract]
At inception		$ 2,053	$ 364
Carrying amount of host liability as at December 31, 2025		2,053
Convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
Fair value of the embedded derivative	482	460
Transaction costs	(22)
Reconciliation Of Convertible Instruments [Abstract]
At inception	996	1,042
Interest accrued on convertible notes		46
Carrying amount of host liability as at December 31, 2025	$ 996	$ 1,042